PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 212,618	$ 198,476
Accumulated depreciation	(137,446)	(127,642)
Depreciated cost	75,172	70,834
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	84,449	84,022
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	76,603	67,627
Network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43,884	39,739
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,364	4,165
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	294	299
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,024	$ 2,624